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                                              Securities Act File No. 333-115038
                                                     ICA No. 811-21575




    As filed with the Securities and Exchange Commission on August 27, 2004



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-1A/A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [   ]


                       Pre-Effective Amendment No. __2___       [ X ]


                       Post-Effective Amendment No. _____       [   ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]



                       Pre-Effective Amendment No. __2__


                       Post-Effective Amendment No. _____


                        (Check Appropriate Box or Boxes)


                              Bryce Capital Funds
                              -------------------
               (Exact Name of Registrant as Specified in Charter)


                                2 Thornell Road
                           Pittsford, New York 14534
                           Attention: Dennis Lohouse
                           -------------------------
               (Address of Principal Executive Offices)(Zip Code)


                                 (585) 381-2990
                                 --------------
              (Registrant's Telephone Number, Including Area Code)


                                With a copy to:

      Thomas R. Westle, Esq.            Emile R. Molineaux, General
      Blank Rome LLP                    Counsel
      The Chrysler Building             Gemini Fund Services, LLC
      405 Lexington Avenue              The Hauppauge Corporate Center
      New York, New York 10174          150 Motor Parkway
                                        Hauppauge, New York 11788


                As soon as practicable after the effective date
                -----------------------------------------------
                 (Approximate Date of Proposed Public Offering)


                         Shares of Beneficial Interest
                         -----------------------------
                     (Title of Securities Being Registered)

     It is proposed that this filing will become effective (check appropriate box):


( ) immediately upon filing pursuant to paragraph (b).
( ) on (date) pursuant to paragraph (b).
( ) 60 days after filing pursuant to paragraph (a)(1).
( ) on (date) pursuant to paragraph (a)(1).
( ) 75 days after filing pursuant to paragraph (a)(2).
( ) on (date) pursuant to paragraph (a)(2) of Rule 485.


THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT THAT SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(a), MAY DETERMINE.


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                                                                      PROSPECTUS

                                                       Bryce Capital Growth Fund
                                                        Bryce Capital Value Fund
                                            each a series of Bryce Capital Funds


September __, 2004


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.



THE PROSPECTUS (PART A) AND THE STATEMENT OF ADDITIONAL INFORMATION (PART B) ARE HEREBY INCORPORATED BY REFERENCE HERETO FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO THE TRUST'S REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON FORM N-1A. (FILE NO. 333-115038 AND 811-21575).

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                              BRYCE CAPITAL FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS.

      (a)(1) Agreement and Declaration of Trust dated April 1, 2004.*

      (a)(2) Certificate of Trust as filed with the State of Delaware on March 26, 2004.*

      (b)    By-Laws, effective as of April 1, 2004 *

      (c)    Instruments Defining Rights of Security Holders.*

             See Article III, "Shares" and Article V "Shareholders' Voting Powers and Meetings" of the Registrant's Agreement and Declaration of Trust.

             See also, Article II, "Meetings of Shareholders" of the Registrant's By-Laws.

      (d)(1) Management Agreement between the Registrant, on behalf its series, Bryce Capital Growth Fund and Bryce Capital Value Fund and Bryce Capital Management, LLC.


      (d)(2) Contractual Fee Waiver between Registrant, on behalf of its series, and Bryce Capital Management, LLC to be filed herewith.


      (e)    Underwriting Agreement

             Not Applicable

      (f)    Bonus or Profit Sharing Contracts.

             Not Applicable.


      (g)    Custody Agreement between the Registrant and the Bank of New
             York.**

      (h)(1) Fund Accounting Service Agreement between the Registrant and Gemini Fund Services, LLC.**

      (h)(2) Transfer Agency Service Agreement between the Registrant and Gemini Fund Services, LLC.**

      (i)    Opinion and Consent of Counsel to be filed herewith.

      (j)(1) Consent of Independent Registered Public Accounting Firm filed herewith.

      (j)(2) Power of Attorney to be filed herewith.

      (k)    Financial Statements to be filed herewith.



      (l)    Initial Capital Agreements.

             Not Applicable

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      (m)    Rule 12b-1 Plan.**


      (n)    Rule 18f-3 Plan.

             Not Applicable.


      (p)(1) Code of Ethics of the Registrant and Bryce Capital Management,
             LLC.**


      -------
      * Incorporated by Reference to the initial filing of the Registration Statement on Form N-1A.


      ** Incorporated by Reference to Pre-Effective Amendment No. 1 of the
         Registration Statement on Form N-1A.


ITEM  24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

      None.

ITEM 25. INDEMNIFICATION.

      Article VIII, of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer's or Trustee's performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing contained in the Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

      Article VIII, provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person's capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 4 of Article VIII.

ITEM  26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

      Certain information pertaining to the business and other connections of Bryce Capital Management, LLC, the Adviser to the Bryce Capital Growth Fund and Bryce Capital Value Fund, is hereby incorporated herein by reference to the section of the Prospectus captions "Management" and to the section of the Statement of Additional Information captioned "Investment Adviser." The information required by this Item 26 with respect to each director, officer or partner of Bryce Capital Management, LLC is incorporated by reference to form ADV filed by Bryce Capital Management, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-58117)

ITEM  27. PRINCIPAL UNDERWRITER.

      (a)   Not Applicable.

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      (b)   Not Applicable.

      (c)   Not Applicable.

ITEM  28. LOCATION OF ACCOUNTS AND RECORDS.

      The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant. These services are provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchanged Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

      The Bank of New York ("BoNY") provides custodian services pursuant to a Custodian Contract between BoNY and the Trust. Gemini Fund Services, LLC ("GFS") provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreement between GFS and the Trust. In such capacities, GFS provides pricing of the Fund's portfolio securities, keeps records regarding securities and other assets in custody and transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder's account and all disbursements made to shareholders. Bryce Capital Management, LLC, pursuant to the Investment Advisory Agreement, maintains all records required pursuant to such agreement with respect to the Funds.

ITEM  29. MANAGEMENT SERVICES.

      Not applicable.

ITEM  30. UNDERTAKINGS.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to item 25, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
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                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsford, and the State of New York, on the 27th day of August, 2004.



                                            Bryce Capital Funds



                                            /s/ Edmond D. Sheidlower
                                            ------------------------------------
                                            Edmond D. Sheidlower

                                            President


         Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.



----------------------------- ---------------------------- ---------------------
          SIGNATURE                      TITLE                     DATE
          ---------                      -----                     ----
----------------------------- ---------------------------- ---------------------

/s/ Dennis Lohouse
---------------------
Dennis Lohouse*               Treasurer, Trustee           August 27, 2004
Attorney in Fact
----------------------------- ---------------------------- ---------------------

/s/Edmond Sheidlower*
---------------------
Edmond Sheidlower             President, Trustee           August 27, 2004
----------------------------- ---------------------------- ---------------------

/s/ Pamela Evans*
-----------------
Pamela Evans                  Trustee                      August 27, 2004
----------------------------- ---------------------------- ---------------------

/s/ Richard Ten Haken*
----------------------
Richard Ten Haken             Trustee                      August 27, 2004
----------------------------- ---------------------------- ---------------------

/s/ Robert Wayland-Smith*
-------------------------
Robert Wayland-Smith          Trustee                      August 27, 2004
----------------------------- ---------------------------- ---------------------


* Executed by Power of Attorney dated June 28, 2004.